Condensed Statements of Operations - USD ($)	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
General and administrative expenses	$ 576,841	$ 168,293	$ 22,966	$ 4,340,276	$ 382,038	$ 562,220
Loss from operations	(576,841)	(168,293)	(22,966)	(4,340,276)	(382,038)	(562,220)
Other Income (expense):
Interest income and realized gain from sale from investments held in Trust Account	7,004	7,004	0	20,784	1,838,872	1,845,877
Warrant issuance costs		0			(1,044,453)	(1,044,453)
Excess of the fair value of the private placement warrants over the cash received					(2,932,800)	(2,932,800)
Unrealized gain (loss) on fair value changes of warrants	6,124,880	(11,086,400)		19,769,680	1,705,600	(7,813,200)
Net income (loss)	5,555,043	(11,247,689)	(22,966)	15,450,188	(814,819)	(10,506,796)
Class A Common Stock
Other Income (expense):
Net income (loss)	$ 4,444,034	$ (8,998,151)		$ 12,360,150	$ (628,360)	$ (8,186,784)
Weighted average shares outstanding of ordinary shares, basic and diluted	27,600,000	27,600,000	0	27,600,000	23,252,747	24,348,493
Basic and diluted net income (loss) per ordinary share	$ 0.16	$ (0.33)	$ 0	$ 0.45	$ (0.03)	$ (0.34)
Class B common stock
Other Income (expense):
Net income (loss)	$ 1,111,009	$ (2,249,538)	$ (22,966)	$ 3,090,038	$ (186,459)	$ (2,320,012)
Weighted average shares outstanding of ordinary shares, basic and diluted	6,900,000	6,900,000	6,000,000	6,900,000	6,900,000	6,900,000
Basic and diluted net income (loss) per ordinary share	$ 0.16	$ (0.33)	$ 0.00	$ 0.45	$ (0.03)	$ (0.34)